SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 4)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Regulated services
Revenue from regulated tariff services as a percentage of consolidated revenue	5.70%	6.50%	6.50%
Mobile subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	7 months
Mobile subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life	5 years
Residential wireline voice phone subscribers
Estimated average subscriber life
Estimated subscriber's life	15 years
Residential subscribers of broadband internet service
Estimated average subscriber life
Estimated subscriber's life	1 year
Other fixed line subscribers | Minimum
Estimated average subscriber life
Estimated subscriber's life	3 years
Other fixed line subscribers | Maximum
Estimated average subscriber life
Estimated subscriber's life	5 years